SHARE CAPITAL (Schedule of Warrant Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Number of warrants
Outstanding at beginning of year	4,000	[1]	864,590		706,555
Granted		[1]	0		325,754
Exercised		[1]	(844,353)		(167,719)
Canceled and forfeited		[1]	(16,237)
Outstanding at end of year	4,000	[1]	4,000	[1]	864,590
Exercisable at end of year	4,000	[1]	4,000		864,590
Weighted average exercise price
Outstanding at beginning of year	$ 20.00		$ 0.55		$ 0.68
Granted			$ 0		$ 0.00
Exercised			$ 0.16		$ 1.74
Canceled and forfeited			$ 16.96
Outstanding at end of year	$ 20.00		$ 20.00		$ 0.55
Exercisable at end of year	$ 20.00		$ 20.00		$ 0.55
Fair value of warrants granted					$ 124

[1]	The weighted average remaining contractual life (years) is 1.99.